Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Trade payables	£ 4,141		£ 3,991	£ 4,205
Amounts owed to parent company	55		50	63
Amounts owed to ultimate parent company	1
Other taxation and social security	564		704	704
Other payables	368		428	648
Accrued expenses	630		492	382
Deferred income	68		1,525	1,474
Total current trade and other payables	5,827	£ 5,781	7,190	7,476
Non-current
Other payables	873		871	885
Deferred income	606		455	413
Total non-current trade and other payables	£ 1,479		£ 1,326	£ 1,298